Investments - Schedule of Fair Value, Assets Measured on Recurring Basis (Details) - USD ($)		Sep. 30, 2023		Jun. 30, 2023
Schedule of Investments [Line Items]
Principal		$ 1,195,799,000
Amortized Cost		1,179,576,000	[1],[2]	$ 935,568,081
Fair Value		1,178,633,000	[1],[2],[3]	$ 935,310,172
Senior secured
Schedule of Investments [Line Items]
Principal		218,131,000
Amortized Cost		216,997,000
Fair Value		216,911,000
One stop
Schedule of Investments [Line Items]
Principal		977,668,000
Amortized Cost		962,485,000
Fair Value		961,628,000
Equity
Schedule of Investments [Line Items]
Amortized Cost	[1],[2]	94,000
Fair Value	[1],[2],[3]	$ 94,000

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.